Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 111,345,678.00
Previously Paid Amount	0.00
Total Fee Amount	15,376.84
Total Offset Amount	0.00
Net Fee	$ 15,376.84
Final Prospectus	true